Offerings	Jun. 11, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Depositary Certificates
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Warrants
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Other
Security Class Title	Units
Offering: 7
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 0
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note

(1)
In accordance with Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover an indeterminate number of additional securities to be offered or issued from stock splits, stock dividends or similar transactions.

(2)
There are being registered hereunder such indeterminate number of shares of common stock, such indeterminate number of shares of preferred stock, such indeterminate principal amount of debt securities, such indeterminate number of stock purchase contracts to purchase common stock or other securities, such indeterminate number of warrants to purchase common stock, preferred stock or debt securities, such indeterminate number of rights and such indeterminate number of units as shall have an aggregate initial offering price not to exceed $100,000,000. Any securities registered hereunder may be sold separately or in combination with the other securities registered hereunder.

(3)
Pursuant to Rule 415(a)(6)under the Securities Act, the securities registered pursuant to this registration statement include $100,000,000.00 of unsold securities (the "Unsold Securities") previously registered pursuant to the Registration Statement on Form S-3 (File No. 333-239723), which was declared effective on July 23, 2020 (the "2020 Registration Statement"). In connection with the filing of the Prior Registration Statement, the registrant paid a filing fee of $12,980 associated with the offering of the Unsold Securities (based on the filing fee rate in effect at the time of the filing of the Prior Registration Statement). The filing fee paid in connection with the Unsold Securities was carried forward to a Registration Statement on Form S-3 (File No. 333-272437) (the “2023 Registration Statement”), and all of the Unsold Securities remain unsold to date. The filing fee associated with the offering of the Unsold Securities initially registered on the 2020 Registration Statement and subsequently carried forward to the 2023 Registration Statement is hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this Registration Statement. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the 2023 Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated number of Unsold Securities from the 2023 Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6)and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272437
Carry Forward Initial Effective Date	Jun. 14, 2023
Offering: 9
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-272437
Carry Forward Initial Effective Date	Jun. 14, 2023
Offering: 10
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-272437
Carry Forward Initial Effective Date	Jun. 14, 2023
Offering: 11
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Depositary Certificates
Carry Forward Form Type	S-3
Carry Forward File Number	333-272437
Carry Forward Initial Effective Date	Jun. 14, 2023
Offering: 12
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-272437
Carry Forward Initial Effective Date	Jun. 14, 2023
Offering: 13
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Units
Carry Forward Form Type	S-3
Carry Forward File Number	333-272437
Carry Forward Initial Effective Date	Jun. 14, 2023
Offering: 14
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 100,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-272437
Carry Forward Initial Effective Date	Jun. 14, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 12,980